Annual Total Returns - FidelityTacticalBondFund-AMCIZPRO - FidelityTacticalBondFund-AMCIZPRO - Fidelity Tactical Bond Fund	Oct. 30, 2024
Fidelity Advisor Tactical Bond Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Fidelity Advisor Tactical Bond Fund - Class A
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Annual Return 2023	6.78%
Fidelity Advisor Tactical Bond Fund - Class C
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Fidelity Advisor Tactical Bond Fund - Class M
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022
Fidelity Advisor Tactical Bond Fund - Class I
Bar Chart Table:
Annual Return, Inception Date	Feb. 10, 2022